Additional Information Required by the Argentine Central Bank	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Additional Information Required by the Argentine Central Bank

NOTE 52. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK
52.1.    CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Law No. 24485 and Decree No. 540/95 established the creation of the Deposit Insurance System to cover the risk attached to bank deposits, in addition to the system of privileges and safeguards envisaged in the Financial Institutions Law.
The National Executive Branch through Decree No. 1127/98 established the maximum amount for this insurance system to demand deposits and time deposits denominated either in Pesos and/or in foreign currency. Such limit was set at Ps.1,500 as from May 1, 2020. This amount as of January 1, 2023 will increase to Ps.6,000.
This system does not cover deposits made by other financial institutions, deposits made by parties related to the Bank, either directly or indirectly, deposits of securities, acceptances or guarantees and those deposits set up at an interest rate exceeding the one established regularly by the Argentine Central Bank.
Deposits acquired through endorsement, placements made as a result of incentives other than interest rates and locked-up balances from deposits and other excluded transactions are also excluded. This system has been implemented through the creation of the Deposit Insurance Fund (“FGD”), which is managed by a company called Seguros de Depósitos S.A. (“SEDESA”). SEDESA’s shareholders are the Argentine Central Bank and the financial institutions in the proportion determined for each one by the Argentine Central Bank based on the contributions made to the fund.
The monthly contribution institutions should make to the FGD is 0.015% on the monthly average of total deposits.
52.2.    RESTRICTED ASSETS
As of December 31, 2022, and 2021, the ability to freely dispose of the following assets is restricted, as follows:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash and Government Securities

	12.31.22	12.31.21
For transactions in ROFEX, MAE and BYMA	52,044,160	21,824,166
For appraisals from repo transactions	—	70,024
For debit / credit cards transactions	7,732,900	8,985,815
For attachments	10,009	18,330
Liquid offsetting entry required to operate as CNV agent	162,086	168,301
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	1,100	2,143
Guarantees for the Regional Economies Competitiveness Program	86,801	252,851
For other transactions (includes guarantees linked to rental contracts)	40,505	47,043
For forward purchases of repurchase transactions	—	630,222
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.22	12.31.21
Escrow Accounts	40,024,234	36,054,654
c)    Deposits in favor of the Argentine Central Bank

	12.31.22	12.31.21
Unavailable deposits due to exchange transactions	533	1,038
d)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferablenon-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
e)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.22	12.31.21
Fondo de Riesgo Garantizar SGR	1,124,476	1,928,453
Don Mario SGR	500,000	—
Movil SGR	100,000	—
INVIU S.A.U.

	12.31.22	12.31.21
Liquid offsetting entry required to operate as CNV agents	60,166	65,201
Guarantees linked to surety bonds	63,333	8,824
Tarjeta Naranja S.A.U.

	12.31.22	12.31.21
Attachments arising from judicial cases	173,624	193,340
Guarantees linked to rental contracts	8,521	16,842
Galicia Asset Management S.A.U.

	12.31.22	12.31.21
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	98,452	102,444

(*)	As of December 31, 2022, it corresponds to 6,600,000 shares of Fima Capital Plus “C” Mutual Fund.
Galicia Securities S.A.U.

	12.31.22	12.31.21
For transactions in the market	272,665	317,204
Liquid offsetting entry required to operate as CNV agents	59,763	48,068
Guarantees linked to surety bonds	357,182	39,382
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.22	12.31.21
Total Restricted Assets	103,478,456	70,774,345
52.3.    TRUST ACTIVITIES
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	41,478	04.19.23
09.12.14	Coop. de Trab. Portuarios	7,671	09.12.24
03.16.21	Fondo Fiduciario Aceitero	10,686	01.31.23
04.26.22	Fondo Anticiclico Agroalim	7,426	01.31.24
Total		67,261
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	281,417	12.31.23
05.14.09	GAS II	14,149,612	12.31.23
06.08.11	MILA III	44,870	12.31.23
09.01.11	MILA IV	4,602	12.31.23
Total		14,480,501

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
52.4.    COMPLIANCE WITH THE REGULATIONS
52.4.1.    Agents – Minimum Liquidity requirement
Banco de Galicia y Buenos Aires S.A.U.
Within the framework of CNV Resolution No. 622/13, Banco de Galicia y Buenos Aires S.A.U. has been duly registered with such agency in the following categories: Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry No. 54, and Settlement and Integral Compensation Agent No. 22 (AlyC and AN—INTEGRAL).
As of December 31, 2022, for the Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry, the required Shareholders’ Equity amounts to Ps.176,054, and the minimum required offsetting entry is Ps.88,027.
For AlyC and AN—INTEGRAL, said requirement amounts to Ps.87,165, with the minimum offsetting entry required of Ps.43,583.

The Entity integrated these requirements with Argentine Republic Bills with CER adjustment, discount on maturity on 02/17/2023 valuated at amortized cost in the sum of Ps.162,086 whose fair value amounts to the sum of Ps.157,493, which are held in escrow in Caja de Valores (Principal 100100).
Galicia Asset Management S.A.U.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.194,282 and the minimum offsetting entry amounts to Ps.97,141.
The Company’s Shareholders’ Equity as of December 31, 2022, exceeds the minimum required by the aforementioned Resolution.
Galicia Asset Management S.A.U. integrated said requirement with 6,600 shares of Fondo Fima Premium Class “C”, equivalent to Ps.98,452.
Galicia Securities S.A.U.
Within the framework of CNV General Resolution No. 622/13, the Company has been duly registered with said agency in the following categories: “Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Comprehensive Mutual Funds Placement and Distribution Agent.”
In accordance with the requirements set forth, for an ALyC and AN Own Portfolio the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA). As of December 31, 2022, said requirement amounted to Ps.87,165, and the minimum offsetting entry required was Ps.43,583. For Comprehensive Mutual Funds Placement and Distribution Agents, said requirement amounts to Ps.30,300, and the minimum offsetting entry required is Ps.15,150.
As of December 31, 2022, the Company’s Shareholders’ Equity amounted to Ps.2,008,631 and the offsetting entry would be comprised of government securities amounting to Ps.59,763.
INVIU S.A.U.
In accordance with the requirements set forth in General Resolution No. 622/13, for an ALyC and AN Integral the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (UVA), with said requirement amounting to Ps.87,165 as of December 31, 2022, and a minimum offsetting entry required of Ps.43,583. For Comprehensive Mutual Funds Placement and Distribution Agents, said requirement amounts to Ps.30,300, and the minimum offsetting entry required is Ps.15,150.
As of December 31, 2022, the Company’s Shareholders’ Equity amounted to Ps.2,309,282 and the offsetting entry would be integrated with a demand account with an amount of Ps.60,166.
52.4.2.    Custodial Agent of Collective Investment Products Corresponding to Mutual Funds
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Banco Galicia in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “Fima Acciones”, “Fima P.B. Acciones”, “Fima Renta en Pesos”, “Fima Ahorro Pesos”, “Fima Renta Plus”, “Fima Premium”, “Fima Ahorro Plus”, “Fima Capital Plus”, “Fima Abierto Pymes”, “Fima Mix I”, “Fima Renta Fija Internacional,” and “Fima Acciones Latinoamericanas US$”, it is hereby stated that the total quantity held in escrow as of December 31, 2022 is 42,336,393,400 shares, their cash value being Ps.775,167,807, which is reflected in the account “Depositors of Securities Held in Escrow.”
As of December 31, 2021, securities held in escrow amounted to the quantity of 28,342,213,607 shares and their cash value was Ps.671,207,220.
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.22	12.31.21
FIMA Acciones	3,813,287	2,465,388
FIMA P.B. Acciones	2,582,474	2,054,173
FIMA Renta en pesos	19,071,848	20,589,512
FIMA Ahorro pesos	28,384,574	34,850,123
FIMA Renta Plus	8,304,489	16,594,936
FIMA Premium	623,265,398	500,851,452
FIMA Ahorro Plus	51,739,245	56,356,580
FIMA Capital Plus	32,193,257	26,837,093
FIMA Abierto PyMES	1,437,879	2,000,343
FIMA Mix I	2,706,104	6,957,717
FIMA Mix II	140,946	—
FIMA Renta Fija Internacional	1,140,420	1,517,835
FIMA Sustentable ASG	277,370	—
FIMA Acciones Latinoamericanas Dólares(*)	110,516	132,068
Total	775,167,807	671,207,220
____________________

(*)	Stated at the reference exchange rate of the US$ set by the Argentine Central Bank. See Note 1.6.(b).
All the transactions detailed above are recorded in off-balance sheet items—securities held in custody.
The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:
•power over the trust to run material activities;
•exposure or right to variable returns;
•capacity to have influence on the amount of returns to be received for the involvement.
52.4.3.    Storage of Documents
Pursuant to General Resolution No. 629 of the CNV, Banco de Galicia y Buenos Aires S.A.U. notes that it has supporting documents regarding accounting and management transactions, which are stored at AdeA (C.U.I.T. No. 30-68233570-6), Plant III located at Ruta Provincial 36 km 31.5 No. 6471 (CP 1888) Bosques, Province of Buenos Aires, with legal domicile at Av. Juramento 1775, 4th. floor, (CP 1428), Autonomous City of Buenos Aires.
52.5.    COMPLIANCE WITH MINIMUM CASH REQUIREMENTS:
As of December 31, 2022, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	12,703,548	1,010,394	27
Escrow Accounts held in Argentine Central Bank	40,692,757	3,694	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	56,026,785	—	—
Liquidity Bills computable for minimum cash	254,866	—	—
Government Securities	153,458,505	—	—
Total for integration Minimum Cash	263,136,461	1,014,088	27
____________________

(*)	Stated in thousands of US$.
52.6.    PENALTIES IMPOSED ON BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK
Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. Existing as of December 31, 2022:
UIF Proceedings -Docket 867/13. Penalty Notification date: June 19, 2020. Reason of the Penalty: Reason of the Penalty: alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (paragraph j), Article 14 (paragraph h); Article 21 (paragraph a); Article 23, and Article 24 (paragraphs d and e). These objections are related to the risk matrix and the transactions monitoring system regarding prevention of money laundering and terrorist financing and required information allegedly missing. Amount applied and responsible persons receiving penalties: penalties for global amounts of Ps.440 applied to the Bank and eight Directors. Status of the Case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III, where the proceeding is pending, was designated to issue judgment.
Summary Proceeding No. 1570. Penalty Notification date: August 13, 2021. Reason of the Penalty: alleged violation to the provisions of the Amended Text on “Truthfulness of Accounting Records”, Point 2.2. (“Liabilities”), in accordance with point 1 of the aforementioned Amended Text, pursuant to Schedule to Argentine Central Bank Communication “A” 6248, CONAU 1 – 1260 -supplementary and amending provisions. Amount applied and responsible persons receiving penalty: the Bank, for an amount of Ps.1,680. Status of the Case: On September 6, 2021, an appeal was filed with the Argentine Central Bank against the penalty under the terms of Article 42 of Law No. 21,526, amended by Law No. 24,144, without subsequent notification of other steps.
Summary No. 7732. Date of notification of the sanction: August 08, 2022. Charges: Having carried out exchange operations carried out by customers without the prior approval of the Argentine Central Bank in alleged violation of art. 1, sections e) and f) of the Criminal Exchange Law (O.T. by Executive Order No. 480/95), integrated with the regulations of points 5, 6, 9, 10, 15 and 18 of Communication “A” 6770, Communication “A” 6815, Communications “C” 43716, 49077, 50737, 52384, 52388, 57618, 62862, 66581, 66582, 67343, 70322, 81561, 82665 and 84797, amending and supplementary. Those responsible sanctioned: General manager, area managers and other officials. Status of the case: it is still in the process of setting up the defenses of the defendants.
The Group considers that the resolution of these proceedings will not have significant impact on its equity.
52.7.    ISSUANCE OF DEBT SECURITIES
The issuance of debt securities is detailed in Notes 27 and 28.
52.8.    RESTRICTIONS FOR THE INCOME DISTRIBUTION
Pursuant to Section 70 of the General Corporations Law, Grupo Financiero Galicia S.A. should transfer 5% of the net income for the year to the Legal Reserve until 20% of the capital stock is reached, plus the balance of the Capital Adjustment account.
With respect to Banco Galicia, the Argentine Central Bank regulations require that 20% of the profits shown in the Income Statement at fiscal year-end, plus (or less), the adjustments made in previous fiscal years and, less, if any, the loss accumulated at previous fiscal year-end, be allocated to the legal reserve.
This proportion applies regardless of the ratio of the Legal Reserve fund to Capital Stock. Should the Legal Reserve be used to absorb losses, earnings shall be distributed only if the value of the Legal Reserve reaches 20% of the Capital Stock plus the Capital Adjustment.
The Argentine Central Bank sets rules for the conditions under which financial institutions can make distributions of profits. According to these rules, profits can be distributed as long as results of operations are positive after deducting not only the Reserves, which may be legally and statutory required, but also the following items from Retained Income: The difference between the carrying amount and the market value of public sector assets and/or debt instruments issued by the Argentine Central Bank not valued at market price, the amounts capitalized for lawsuits related to deposits and any unrecorded adjustments required by the external auditors or the Argentine Central Bank.
Moreover, in order that a financial institution be able to distribute profits, such institution must comply with the capital adequacy rule, i.e. with the calculation of minimum capital requirements and the regulatory capital.
For these purposes, this shall be done by deducting from its assets and Retained Income all the items mentioned in the paragraph above. Moreover, in such calculation, a financial institution shall not be able to compute the temporary reductions that affect minimum capital requirements, computable regulatory capital or its capital adequacy.
The Argentine Central Bank established that a capital conservation margin must be maintained in addition to the minimum capital requirement, equivalent to 3.5% of risk-weighted assets. Said margin must exclusively be integrated with level I, net of items deductibles. Income distribution will be limited when the level and composition of the institution’s Regulatory Capital puts said distribution within the range of the capital conservation margin.
The Argentine Central Bank provided that income distribution must be performed with its prior authorization. In said authorization process, the SEFyC will consider, among other elements, the total impact of credit losses determined according to IFRS 9.
The Argentine Central Bank established that, from 01.01.22 until 12.31.22, the financial institutions may distribute income for up to 20% of the accumulated income, with prior authorization by said Institution. In turn, said distribution must be in 12 equal, monthly and consecutive installments.
Communication "A" 7719 established that as from 01.01.23 and until 12.31.23, financial institutions authorized by the Argentine Central Bank may distribute profits in 6 equal, monthly and consecutive installments of up to 40% of the amount that would have corresponded if the rules on "Distribution of profits" had been applied.
Tarjeta Naranja S.A.U.’s Ordinary and Extraordinary Shareholders’ Meeting held on March 16, 2006, decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company’s Shareholders’ Equity is below Ps.300,000 (Ps.16,614,201 in closing currency).
Pursuant to the Price Supplement of the Class XXXVII Notes, Tarjeta Naranja S.A.U. has agreed not to distribute dividends that may exceed 50% of the company’s net income. This restriction also applies in the event of any excess over certain indebtedness ratios.
The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank. Therefore, retained earnings included in the consolidated financial statements may not be wholly distributable.
The Group has presented its local financial statements under these rules on February 15, 2022.
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.22
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	217,357,729
Legal reserve	5,194,789
Distributable reserves	316,357,520
Non distributable reserves	218,815
Profit for the year	51,460,139
Total Shareholder’s equity under the rules of the Argentine Central Bank	609,344,871
The Board of Directors proposes that the profit for fiscal year, which as of December 31, 2022 amounts to Ps.51,460,139, be allocated to: (i) 5% to the constitution of the Legal Reserve; (ii) the payment of a cash dividend in an amount such that, adjusted for inflation, results in the sum of Ps.10,000,000; and (iii) the remaining balance to the constitution of a Special Discretionary Reserve for eventual dividend distribution.
52.9.    CAPITAL MANAGEMENT AND CORPORATE GOVERNANCE TRANSPARENCY POLICY
Grupo Financiero Galicia S.A.
Board of Directors
Grupo Financiero Galicia S.A.’s Board of Directors is the Company’s highest management body. It is made up of nine directors and three alternate directors, who must have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and to act with the loyalty and diligence of a good businessman.
As set out in its bylaws, the term of office for both directors and alternate directors is three (3) years; they are partially changed every year and may be reelected indefinitely.
The Company complies with the appropriate standards regarding total number of directors, as well as the number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt the number of directors to the possible changes in the conditions in which the Company carries out its activities, from three (3) to nine (9) directors.
The Board of Directors complies, in every relevant respect, with the recommendations included in the Code on Corporate Governance as Schedule IV to Title IV of the regulations issued by the National Securities Commission (Text amended in 2013).
Likewise, controls are carried out on the application of corporate governance policies defined by regulations in force, through the Executive Committee, the Nomination and Compensation Committee, the Audit Committee, the Disclosure Committee, and the Ethics, Conduct and Integrity Committee. The Committees periodically reports to the Board of Directors, who becomes aware of the decisions of each Committee, and the relevant matters are recorded in the Minutes of their meetings.
Executive Committee
In July 2018, Grupo Financiero Galicia S.A.’s Board of Directors approved the creation of the Executive Committee, along with its governing rules and regulations. It is made up of five directors, and the purpose of its creation is to contribute to the conduction of the Company’s ordinary business and the efficient performance of the Board of Directors’ duties.
Nominations and Compensation Committee
The objective behind the creation of this Committee is to facilitate the analysis and monitoring of several issues based on good corporate governance practices; it is composed of five directors, two of them independent.
Its main duty is to support the Company’s Board of Directors in preparing the candidates appointment proposal to occupy positions on said Board of Directors.
Audit Committee
The Audit Committee set by Capital Markets Law No. 26831 and the CNV’s regulations is formed by three directors, two of whom are independent, and meets the requirements set out in U.S. Sarbanes-Oxley Act.
Such Committee’s mission is to provide the Board of Directors with assistance in overseeing the financial statements, as well as in the task of controlling Grupo Financiero Galicia and its subsidiaries.
Committee for Information Integrity
The Committee for Information Integrity was created in compliance with the recommendations of U.S. Sarbanes Oxley Act, and is made up of the General Manager, the Administrative and Finance Manager and two supervisors of the Administrative and Finance Division.
Its most important duties are monitoring the Company’s internal controls, reviewing the financial statements and other information published, preparing Board of Directors’ reports with the activities carried out by the Committee. Its operation has been adapted to local laws and it currently performs important administrative and reporting duties, which are used by the Board of Directors and the Audit Committee, contributing to the transparency of the information provided to markets.
Ethics, Conduct and Integrity Committee
The objective behind the Ethics, Conduct and Integrity Committee is to promote compliance with standards, principles of good conduct, and the Code of Ethics.
Basic Holding Structure
Grupo Financiero Galicia S.A. is a company whose sole purpose is to conduct financial and investment activities as per Section 31 of the General Corporations Law. That is to say, it is a holding company whose activity involves managing its equity investments, assets and resources.
Therefore, Grupo Financiero Galicia S.A. directly and indirectly holds those equity interests in companies that carry out activities defined as non-supplementary.
Grupo Financiero Galicia S.A. has a reduced structure due to its nature as holding company of a group of financial services. Accordingly, certain typical organizational aspects of large operating companies are not applicable thereto.
To conclude, one should note that Grupo Financiero Galicia S.A. is under the control of a pure holding company, EBA Holding S.A., which has the number of votes necessary to hold the majority of votes at the Shareholders’ Meetings, although it does not have any managerial functions over the former.
Compensation Systems
Directors’ compensation is defined by the General Shareholders’ Meeting and is fixed within the limits established by law and the corporate bylaws.
The Audit Committee expresses its opinion on whether compensation proposals for Directors are reasonable, taking into consideration market standards.
Business Conduct Policy
The Company has consistently shown respect for the rights of its shareholders, reliability and accuracy in the information provided, transparency as to its policies and decisions, and caution with regard to the disclosure of strategic business issues.
Code of Ethics
Grupo Financiero Galicia S.A. has a Code of Ethics formally approved that guides its policies and activities. It considers business objectivity and conflict-of-interests related-aspects, and how the employee should act upon identifying a breach of the Code of Ethics.
Banco de Galicia y Buenos Aires S.A.U.
Banco Galicia’s Board of Directors is the Company’s highest management body. As of the date of preparation of these consolidated financial statements, it is made up of seven directors and four alternate directors, who have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and act with the loyalty and diligence of a good businessman.
Banco Galicia complies with the appropriate standards regarding total number of directors, as well as number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt from three (3) to nine (9) directors to the possible changes in the conditions in which the Bank carries out its activities.
The General Shareholders’ Meeting has the power to establish the number of directors, both independent and non-independent ones, and appoint them. Out of the seven directors, one of them is independent. In addition, two of the alternate directors are independent. The independence concept is defined in the regulations set forth by the CNV and the Argentine Central Bank regulations.
As regards prevention of conflicts of interest, the provisions set forth in the General Corporations Law and the Capital Markets Law are applicable.
As set out in the bylaws, the term of office for both directors and alternate directors is three years; two thirds of them (or a fraction of at least three) are changed every year and may be reelected indefinitely.
The Board of Directors’ meeting is held at least once a week and when required by any director. The Board of Directors is responsible for the Bank’s general management and makes all the necessary decisions to such end. The Board of Directors’ members also take part, to a greater or lesser extent, in the commissions and committees created. Therefore, they are continuously informed about the Bank’s course of business and become aware of the decisions made by such bodies, which are transcribed into minutes.
Additionally, the Board of Directors receives a monthly report prepared by the General Manager, the purpose of which is to report the material issues and events addressed at the different meetings held between the General Manager and Senior Management. The Board of Directors becomes aware of such reports, as evidenced in the minutes.
In connection with directors’ training and development, the Bank has a program, which is reviewed every nine months, whereby they regularly attend courses and seminars of different kinds and subjects.
According to the activities carried out by the Bank, effective laws and corporate strategies, the following committees have been created to achieve an effective control over all activities performed by the Bank:
•Risk and Capital Allocation Committee
It is in charge of approving and analyzing capital allocation, establishing risk policies and monitoring the Bank’s risk.
•High Credit Committee
This committee’s function is to approve and sign credit ratings and grant transactions related to high-risk groups and customers, i.e., greater than 2.5% of the Bank’s individual Computable Regulatory Capital, loans to financial institutions (local or foreign) and related customers, in which case two thirds of the Board of Directors is required to participate.
•Low Credit Committee
This committee’s function is to approve and sign the credit ratings and grant transactions related to medium-risk groups and customers, equal to amounts greater than 1% of the Bank’s individual Computable Regulatory Capital.
•Asset and Liability Management Committee
It is in charge of analyzing the fundraising and its placement in different assets, the follow-up and control of liquidity, interest-rate and currency mismatches, and management thereof.
•Information Technology Committee
This Committee is in charge of supervising and approving the development plans of new systems and their budgets, as well as supervising these systems’ budget control. It is also responsible for approving the general design of the systems’ structure, the main processes thereof and the systems implemented, as well as monitoring the quality of the Bank’s systems, within the policies established by the Board of Directors.
•Audit Committee
The Audit Committee is responsible for helping the Board of Directors, in performing the control function of the Bank and its controlled companies and the companies in which it owns a stake, in order to fairly ensure the following objectives:
•Effectiveness and efficiency of operations;
•Reliability of the accounting information;
•Compliance with applicable laws and regulations; and
•Compliance with the goals and strategy set by the Board of Directors.
•Committee for the Control and Prevention of Money Laundering and Funding of Terrorist Activities (CPLA/FT, as per its initials in Spanish)
It is in charge of planning, coordinating, and ensuring compliance with the policies on anti-money laundering and funding of terrorist activities set and approved by the Board of Directors.
•Committee for Information Integrity
It is in charge of encouraging compliance with the provisions of Sarbanes-Oxley (2002).
•Human Resources and Governance Committee
It is in charge of presenting the succession of the General Manager and Division Managers, analyzing and establishing the General Manager’s and Division Managers’ compensation, and monitoring the performance matrix of Department and Division Managers.
•Performance Reporting Committee
It is in charge of monitoring the performance and results of operations and evaluating the macro situation.
•Liquidity Crisis Committee
It is in charge of evaluating the situation upon facing a liquidity crisis and deciding the steps to be implemented to tackle it.
•Compliance Committee
It is in charge of instilling respect for Banco Galicia’s rules, code of conduct and ethics, and mitigating the compliance risk, by defining policies and establishing controls and reports in the best interests of the Bank and its employees, shareholders, and customers.
•Committee for the Protection of Users of Financial Services
It is responsible for following up on the activities developed by Banco Galicia’s management involved in user protection internal processes to ensure adequate compliance with legal and regulatory standards.
The Bank considers the General Manager and Division Management reporting to the General Manager as Senior Management. These are detailed as follows:
•Retail Banking Division
•Wholesale Banking Division
•Finance Division
•Products and Technology Division
•People Division
•Risk Division
•Planning Division
Senior Management’s main duties are as follows:
•Ensure that the Bank’s activities are consistent with the business strategy, the policies approved by the Board of Directors and the risks to be assumed.
•Implement the necessary policies, procedures, processes and controls to manage operations and risks cautiously, meet the strategic goals set by the Board of Directors and ensure that the latter receives material, full and timely information so that it may assess management and analyze whether the responsibilities assigned are effectively fulfilled.
•Monitor the managers from different divisions, in line with the policies and procedures set by the Board of Directors and establish an effective internal control system.
Basic Holding Structure
The Bank’s majority shareholder is Grupo Financiero Galicia S.A., which has full control of its shares and votes. In turn, the Bank holds equity investments in supplementary companies as shareholders of the parent, as well as minority interests in companies whose controlling company is its own shareholders of the parent. From a business point of view, this structure allows the Bank to take advantage of significant synergies that guarantee the loyalty of its customers and additional businesses. All business relationships with these companies, whether permanent or occasional in nature, are fostered under the normal and usual market conditions and this is true when the Bank holds either a majority or minority interest.
Business Conduct Policy and/or Code of Ethics
The Bank has a formally approved Code of Ethics that guides its practices and activities. It considers aspects related to objectivity, transparency and honesty in business, and contains guidelines on how the employee should act in the event of non-compliance with it or with our internal policies, giving intervention to the Conduct Committee.
Information Related to Personnel Economic Incentive Practices
The Human Resources and Governance Committee, composed of two (2) Directors, the General Manager and the Organizational Development and Human Resources Division Manager, is in charge of establishing the compensation policy for Banco Galicia’s personnel.
It is the policy of Banco Galicia to manage the full compensation of its personnel based on the principles of fairness, meritocracy, and justice, within the framework of the legal regulations in force.
The aim of this policy is to provide an objective and fair basis, through the design and implementation of tools for the management of the fixed and variable compensation paid to each employee, based on the scope and complexity of each position’s responsibilities, individual performance with regard to compliance thereof, contribution to the Bank’s results and conformity to market values, with the purpose of:
•Attracting and creating loyalty with regard to quality personnel suitable for the achievement of the business strategy and goals.
•Being an individual motivation means.
•Easing the decentralized management of compensation administration.
•Allowing the effective budget control of personnel costs.
•Guaranteeing the internal fairness in order to monitor and ensure both external and internal fairness with regard to the payment of fixed and variable compensation. The Compensation and People Analytics area uses and puts at the disposal of the Senior Management and the Human Resources Committee market surveys published by consulting firms specialized in compensation issues, pursuant to the market positioning policies defined by the management division for the different corporate levels.
With the purpose of gearing individuals towards the achievement of attainable results that contribute to the global performance of the Bank/Area, and to the increase in motivation for the common attainment of goals, differentiating individual contribution, Banco Galicia has different variable compensation systems:
1)Business Incentives and/or Incentives through Commissions system for business areas.
2)Annual Bonus System for management levels, officers and the rest of the employees who are not included in the business incentives system. The annual bonus is determined based on individual performance and the Bank’s results and is paid in the first quarter of the next fiscal year. To determine the variable compensation for the Senior Management and Middle Management, the Bank uses the Management Performance Assessment System. This system has been designed including both qualitative and quantitative KPI (Key Performance Indicators). Criteria are all quantitative, and built considering at least three characteristics:
a)Results.
b)Business volume or size.
c)Projections: Indicators that protect the business for the future (For example: Quality, internal and external customer satisfaction, risk coverage, work environment, etc.).
The significance or impact of each of them is monitored and adjusted yearly pursuant to the strategy approved by the Board of Directors.
The interaction among these three aspects seeks to make incentives related to results and growth consistent with the risk thresholds determined by the Board of Directors. In turn, there is no deferred payment of variable compensation subject to the occurrence of future events or in the long term, taking into consideration that the business environment in the Argentine financial system is characterized by being mainly transactional, with lending and borrowing transactions with a very short seasoning term.
Annual budget and management control – the latter carried out monthly in a general manner and quarterly in a more detailed manner—include different risk ratios, including the ratio between compensation and risks undertaken. Variable compensation is only paid in cash. There are no share-based payments. Every change to this policy is submitted to Banco de Galicia y Buenos Aires S.A.’s Human Resources Committee for its consideration.
Gender policies and practices implemented
The Group's Diversity strategy is made up of 2 lines of work: gender and disability.
This strategy has as its main objective the search for representation of women at all levels of the organization and the hiring of people with disabilities. Today the Group exceeds 30% of women in leadership positions and seeks to reach 1% with respect to Disability.
The Group uses the main initiatives, guidelines, standards and international certifications on gender as a guide; United Nations Global Compact; UNEP FI Principles for Responsible Banking (PRB); United Nations Women's Empowerment Principles (WEPs).
As part of a strategy of good and exemplary practices in corporate governance, the Group seeks to promote gender-equitable integration in its subsidiaries, both in the Management body and in the Supervisory Committee.
As of December 31, 2022, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	15	2	13%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	97	18	19%
Rest of collaborators	8,667	4,419	51%
Total	8,785	4,440	51%